Ordinary Shares (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class A ordinary shares
Shares issued upon exercise of share options and vesting of RSUs	1,752,486	2,978,728	6,423,214